HSBC EQUITY FUNDS | HSBC BRIC Equity Fund
HSBC BRIC Equity Fund

Investment Objective
The investment objective of the HSBC BRIC Equity Fund (the “Fund”) is to seek long term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 47 of this prospectus and in the Fund's Statement of Additional Information (“SAI”) in “Right of Accumulation” on page 85.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees HSBC EQUITY FUNDS HSBC BRIC Equity Fund	Class A Shares	Class I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses HSBC EQUITY FUNDS HSBC BRIC Equity Fund		Class A Shares	Class I Shares
Management fees		1.20%	1.20%
Distribution (12b-1) Fee		none	none
Shareholder Servicing Fee		0.25%	none
Other Operating Expenses	[1]	1.21%	1.21%
Total Other Expenses		1.46%	1.21%
Acquired Fund Fees and Expenses	[2]	0.07%	0.07%
Total Annual Fund Operating Expenses		2.73%	2.48%
Fee Waiver and/or Expense Reimbursement	[3]	0.66%	0.66%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		2.07%	1.82%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Acquired fund fees and expenses are based on estimated amounts for the current fiscal year. Acquired fund fees and expenses are those expenses incurred indirectly by the Fund as a result of investments in shares of one or more investment companies including exchange-traded funds (referred to as “Acquired Funds”).
[3]	HSBC Global Asset Management (USA) Inc., the Fund's investment adviser (“Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 2.00% for Class A Shares and 1.75% for Class I Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund's operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2016. The Expense Limitation Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Funds (the “Trust”) and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example takes the Fund's Expense Limitation Agreement into account for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example HSBC EQUITY FUNDS HSBC BRIC Equity Fund (USD $)	1 Year	3 Years
Class A Shares	700	1,246
Class I Shares	185	710

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in equity and equity-related securities of companies that are economically tied to Brazil, Russia, India and the People's Republic of China, including its administrative and other districts, such as Hong Kong SAR (“China”) (“BRIC countries”). A company is economically tied to a BRIC country if it is organized or principally operates in the country, has its principal trading market in the country, derives a majority (i.e., greater than 50%) of its income from its operations within the country or has a majority (i.e., greater than 50%) of its assets in the country (“BRIC Issuers”).

The Fund invests in companies with a broad range of market capitalizations which may include small and mid-cap issuers, and may invest directly in securities of BRIC Issuers listed on a major stock exchange or other registered market in the BRIC countries that have been established and approved by the applicable regulating authorities. The Fund may invest more broadly in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), where underlying securities are issued by BRIC Issuers and are then traded on a regulated market outside the BRIC country, mainly in the United States or Europe. The Fund's investments will generally be spread among a number of industries.

In addition, the Fund may invest in derivative instruments including, but not limited to, financial futures, foreign currency swaps, foreign currency contracts, options on futures contracts, options on securities and swaps. The Fund may invest in a broad range of equity securities of foreign countries and in exchange traded funds (“ETFs”), floating and variable rate instruments, cash and cash equivalents. The Fund may also engage in repurchase transactions. In addition, the Fund may invest in derivative instruments for hedging purposes, cash management purposes, or to enhance return.

Sinopia Asset Management (“Sinopia” or “Subadviser”) serves as the Fund's subadviser. The Subadviser, using a proprietary quantitative model, will allocate the Fund's assets among the BRIC countries and may over or under allocate in particular countries as it considers appropriate. The quantitative model seeks to capture market inefficiencies by using complex mathematical and statistical models. The Subadviser then selects securities based on its review of the securities earnings per share forecasts which take into consideration changes in average forecasted earnings and the dispersion of earnings forecasts.

With regard to its investments in China, the Fund intends to invest only in China H-Shares and Red Chip Companies. H-Shares are shares of companies incorporated in mainland China and listed on the Hong Kong Stock Exchange. Red Chip Companies are companies with controlling Chinese shareholders that are incorporated outside mainland China and listed on the Hong Kong Stock Exchange.

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks.

•	Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company's financial condition or overall market and economic conditions. As a result, the value of equity securities may fluctuate drastically from day to day. The risk of investing in equity securities also include

•	Capitalization Risk: Stocks of large capitalization companies may be volatile in the event of earnings disappointments or other financial developments. Medium and smaller capitalization companies may involve greater risks due to limited product lines and market and financial or managerial resources. Stocks of these companies may also be more volatile, less liquid and subject to the potential for greater declines in stock prices in response to selling pressure. Stocks of smaller capitalization companies generally have more risk than medium capitalization companies.

•	Issuer Risk: An issuer's earnings prospects and overall financial position may deteriorate, causing a decline in the Fund's net asset value.

•	Market Risk: The value of the Fund's investments may decline due to changing economic, political, social or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund's investments in a different country or geographic region.

•	Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities, and are subject to additional risks, including international trade, social, political, economic and regulatory risks; fluctuating currency exchange rates; less liquid, developed or efficient trading markets; the imposition of exchange controls, confiscations and other government restrictions (e.g., sanctions) by the United States or other countries; and different corporate disclosure and governance standards.

•	Emerging Markets Risk: The Fund's investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: greater market volatility and illiquidity, lower trading volume, delays in trading or settling portfolio securities transactions; currency and capital controls or other government restrictions or intervention, such as economic sanctions, expropriation and nationalization; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and higher levels of inflation, deflation or currency devaluation. The prices of securities in emerging markets can fluctuate more significantly than the prices of securities in more developed countries. The less developed the country, the greater effect such risks may have on an investment. All of the BRIC countries are considered emerging market countries.

•	Brazil Risk: The Fund's investments in securities of companies that are economically tied to Brazil may be adversely impacted by local economic and political conditions, as well as changes in Brazilian government policy. Investing in securities of such companies involves certain special risks, including investment and repatriation controls, fluctuations in the rate of exchange between Brazil's currency (the Real) and the U.S. Dollar, high rates of inflation, greater price volatility and illiquid markets.

•	Russia Risk: The Fund's investments in securities of companies that are economically tied to Russia may be adversely impacted by local economic and political conditions, as well as changes in Russian government policy. Investing in securities of such companies involves special risks, including the risk that securities of Russian issuers will remain subject to a higher degree of volatility than the securities of issuers of more developed countries. The Russian economy lacks an effective banking system and is plagued by a deteriorating infrastructure and internal regional conflicts. The Russian economy also relies heavily on the production and export of a range of commodities and is strongly affected by international commodity prices and a weakening global demand for these products.

•	India Risk: The Fund's investments in securities of companies that are economically tied to India may be adversely impacted by local economic and political conditions, as well as changes in Indian government policy. Investing in securities of such companies involves special risks, including greater political, economic and social uncertainty, higher rates of inflation, significantly greater price volatility, substantially less liquidity and much smaller market capitalization than other securities markets. In addition, less developed corporate disclosure and governance standards, greater difficulty in enforcing judgments, restrictions on foreign investment and repatriation of capital, exchange control regulations, currency exchange rate fluctuations, and greater governmental involvement in the economy and other political factors are potential risks of investing in securities of companies that are economically tied to India.

•	China Risk: As the Chinese government continues to liberalize its economy, investing in securities of companies that are economically tied to China involves special risks, including fluctuations in the rate of exchange between China's currency (the Renminbi) and the U.S. Dollar, greater price volatility, illiquid markets, investment and repatriation controls, less developed corporate disclosure and governance standards, and uncertainty of China's ability to develop and sustain a credible legal, regulatory, monetary, and socioeconomic system.

•	Concentrated Country Risk: The Fund's performance is likely to be more volatile than the performance of other mutual funds due to the focus of its investments in instruments having exposure to BRIC countries.

•	Depositary Receipt Risk: The Fund's investments may take the form of depositary receipts. Depositary receipts involve many of the same risks of investing directly in foreign securities, and may also involve risks not experienced when investing directly in the equity securities of an issuer, including the risk that unsponsored depositary receipts may not provide as much information about the underlying issuer.

•	Exchange-Traded Fund Risk: The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund's investments. ETFs also have management fees that increase their costs versus owning the underlying securities directly.

•	Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund's performance. The Fund may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies; however, if such hedging techniques are employed, there is no assurance that they will be successful.

•	Derivatives Risk: The Fund's use of financial futures, foreign currency swaps, foreign currency contracts, options on futures contracts, options on securities and swaps, which are types of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could increase the volatility of the Fund's net asset value per share and cause you to lose money. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions; and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund's exposure to the market and magnify potential losses, particularly when derivatives are used to enhance return rather than offset risk. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

•	Counterparty Risk: When the Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party to the contract will not fulfill its contractual obligations.

•	Leverage Risk: Leverage created by investments such as derivatives can diminish the Fund's performance and increase the volatility of the Fund's net asset value. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities.

•	Repurchase Agreements: If the seller in a repurchase agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities. There is also a risk that the seller of the agreement may become insolvent and subject to liquidation.

•	Variable Rate Demand Note Risk: Variable rate demand notes are subject to the same risks as debt instruments, particularly interest rate risk and credit risk. Due to a lack of secondary market activity for certain variable and floating rate instruments, these securities may be more difficult to sell if an issuer defaults on its financial obligation or when the Fund is not entitled to exercise its demand rights.

•	Portfolio Turnover Risk: At times, the Fund may experience high levels of portfolio turnover. High levels of portfolio turnover may result in higher transaction costs and potentially higher taxes for you. Transaction costs and taxes may adversely affect the Fund's performance.

An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information
The Fund had not yet commenced investment operations as of the date of this Prospectus. Therefore, performance information is not available and has not been presented for the Fund.